SCHEDULE OF BREAKDOWN OF REVENUES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Product Information [Line Items]
Reveues	$ 20,978,428	$ 28,195,284
Percentage of reveues	100.00%	100.00%
Sales Of Clean Energy Equipment [Member]
Product Information [Line Items]
Reveues	$ 10,412,332	$ 13,196,043
Percentage of reveues	49.60%	46.80%
Sales of Digitalization and Integration Equipment [Member]
Product Information [Line Items]
Reveues	$ 2,226,141	$ 2,629,399
Percentage of reveues	10.60%	9.30%
Sales Of New Energy [Member]
Product Information [Line Items]
Reveues	$ 6,454,584	$ 10,337,148
Percentage of reveues	30.80%	36.70%
Delivery Of Oil And Gas Engineering Technical Services [Member]
Product Information [Line Items]
Reveues	$ 1,885,371	$ 2,032,694
Percentage of reveues	9.00%	7.20%